Goodwill and Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets
Schedule of acquired intangible assets

	As of June 30, 2015
	Gross
	Carrying	Accumulated	Net Carrying	Useful Lives
(in thousands)	Amount	Amortization	Amount	(Years)
Purchased technology	$110,000	$110,000	$—	1.4	to	2.5
ETF issuer relationships	950	296	654			9
ETF buyer relationships	950	296	654			9
	$111,900	$110,592	$1,308

	As of December 31, 2014
(in thousands)	Gross
	Carrying	Accumulated	Net Carrying	Useful Lives
	Amount	Amortization	Amount	(Years)
Purchased technology	$110,000	$110,000	$—	1.4	to	2.5
ETF issuer relationships	950	243	707			9
ETF buyer relationships	950	243	707			9
	$111,900	$110,486	$1,414